Document and Entity Information	3 Months Ended
	Mar. 31, 2012	Jul. 16, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	LIQUIDMETAL TECHNOLOGIES INC
Entity Central Index Key	0001141240
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		79,261,370
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2011